Annual Total Returns - BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND (Class K) [BarChart] - Class K - BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND - Class K	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	0.21%
Annual Return 2012	11.06%
Annual Return 2013	45.32%
Annual Return 2014	2.11%
Annual Return 2015	(3.60%)
Annual Return 2016	13.45%
Annual Return 2017	14.86%
Annual Return 2018	(4.99%)
Annual Return 2019	33.86%
Annual Return 2020	33.52%